Supplementary Financial Statement Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Allowance for Doubtful Accounts

The changes in “Allowance for doubtful accounts” during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31,
	2019	2018
	($ in thousands)
Balance at beginning of period	$72	$72
Additions during the period	-	-
Bad debt written-off during the period	(72)	-
Exchange rate differences	-	-
Balance at end of period	$-	$72

Schedule of Inventories
	September 30,	December 31,
	2020	2019
	($ in thousands)
Finished goods	$306	$173
Work in process	290	81
Raw materials and supplies	792	982
	$1,388	$1,236

	December 31,
	2019	2018
	($ in thousands)
Finished goods	$173	$284
Work in process	81	111
Raw materials and supplies	982	739

Schedule of Accounts Payable and Accruals - Other
	September 30,	December 31,
	2020	2019
	($ in thousands)
Employees and employee institutions	720	1,238
Accrued vacation and recreation pay	237	188
Accrued expenses	761	604
Current Operating lease liabilities	357	362
Other	49	57
	$2,124	$2,449

	December 31,
	2019	2018
	($ in thousands)
Employees and employee institutions	$1,238	$828
Accrued vacation and recreation pay	188	171
Accrued expenses	604	903
Provision for sales commissions	-	37
Current Operating lease liabilities	362	-
Other	57	27
	$2,449	$1,966